Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2023
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2023	2022
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	46,813	42,256
Deposits paid for securities borrowed	400	16,542
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,213	58,798
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	821	19,421
Deposits received for securities lent	134	950
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	955	20,371
Amounts shown are after counterparty and cash collateral netting.
Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Bank with the right to liquidate the collateral held. In the Bank’s normal course of business, a significant portion of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2023 and 2022.